SCHEDULE OF COMPUTATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss attributable to the common stockholders	$ (723,124)	$ (1,341,036)	$ (666,325)	$ (678,046)	$ (2,064,160)	$ (1,344,371)	$ (2,929,817)	$ (3,004,619)
Basic weighted average outstanding shares of common stock	43,331,086		37,295,813		40,911,801	37,295,813	37,396,591	36,396,594
Dilutive effect of options and warrants
Diluted weighted average common stock and common stock equivalents	43,331,086		37,295,813		40,911,801	37,295,813	37,396,591	36,396,594
Earnings per share, Basic	$ (0.02)		$ (0.02)		$ (0.05)	$ (0.04)	$ (0.08)	$ (0.08)
Earnings per share, diluted	$ (0.02)		$ (0.02)		$ (0.05)	$ (0.04)	$ (0.08)	$ (0.08)